Intangible assets, net (Tables)	12 Months Ended
Mar. 31, 2021
Intangible assets, net
Schedule of intangible assets, net

	As of March 31,
	2020	2021

	(in millions of RMB)
User base and customer relationships	50,016	50,066
Trade names, trademarks and domain names	26,151	39,440
Non-compete agreements	13,898	19,445
Developed technology and patents	10,051	12,855
Licensed copyrights (Note 2(x)) and others	10,023	9,411
	110,139	131,217
Less: accumulated amortization and impairment	(49,192)	(60,384)
Net book value	60,947	70,833

Schedule of estimated future aggregate amortization expenses

Amounts
(in millions of RMB)
For the year ending March 31,
2022	13,933
2023	11,617
2024	10,287
2025	7,158
2026	4,570
Thereafter	23,268
70,833